Annual Total Returns [BarChart] - First Trust Global Engineering and Construction ETF - First Trust Global Engineering and Construction ETF	Feb. 01, 2021
Bar Chart Table:
2011	(17.44%)
2012	19.21%
2013	23.10%
2014	(10.66%)
2015	(0.59%)
2016	13.79%
2017	22.43%
2018	(21.06%)
2019	12.65%
2020	(0.48%)